Note 33 - Employee Benefits - Plan Asset Allocation Level 1 (Detail) - Level 1 of Fair Value Hierarchy [Member] - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Plan Asset Allocation [line items]
Cash and cash equivalents		€ 476	€ 1,155
Equity instruments	[1]	1,091	1,535
Investment-grade bonds
Government	[2]	1,617	3,312
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		1	0
Non-government bonds		0	0
Structured products		45	118
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		(7)	(16)
Credit		0	1
Inflation		0	14
Foreign exchange		0	2
Other		3	1
Total fair value of quoted plan assets		3,226	6,122
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		(154)	756
Equity instruments	[1]	772	983
Investment-grade bonds
Government	[2]	691	902
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		3	1
Total fair value of quoted plan assets		1,312	2,642
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		551	317
Equity instruments	[1]	173	348
Investment-grade bonds
Government	[2]	537	1,902
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		1	0
Non-government bonds		0	0
Structured products		45	118
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	1
Inflation		0	0
Foreign exchange		0	2
Other		0	0
Total fair value of quoted plan assets		1,307	2,688
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		55	48
Equity instruments	[1]	108	151
Investment-grade bonds
Government	[2]	340	431
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		(7)	(16)
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		496	614
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		24	34
Equity instruments	[1]	38	53
Investment-grade bonds
Government	[2]	49	77
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	0
Inflation		0	14
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		€ 111	€ 178

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A